Cost of services, selling and administrative (Tables)	12 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Disclosure of cost of services, selling and administrative

	Year ended September 30
	2022	2021
	$	$
Salaries and other member costs[1]	7,798,407	7,317,113
Professional fees and other contracted labour	1,459,295	1,262,659
Hardware, software and data center related costs	790,447	830,199
Property costs	214,430	216,506
Amortization, depreciation and impairment (Note 24)	468,334	505,562
Other operating expenses	45,651	46,125
	10,776,564	10,178,164
[1] Net of R&D and other tax credits of $155,856,000 in 2022 ($167,198,000 in 2021)